Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
Summary of loans by segments

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2013	2012
	(In Thousands)
Real estate:
One- to four-family	$419,240	$398,174
Multi-family	14,990	14,084
Commercial	13,671	14,844
Construction	937	1,380

	448,838	428,482
Consumer:
Second mortgage	6,687	7,892
Passbook or certificate	838	797
Equity lines of credit	2,218	2,097
Other loans	55	555

	9,798	11,341

Total Loans	458,636	439,823

Less:
Loans in process	(169)	(744)
Net purchase premiums, discounts, and deferred loan costs	845	(156)

	676	(900)

Total Loans, Net	$459,312	$438,923

Allowance for loan losses

The change in the allowance for loan losses for the years ended March 31, 2013, 2012 and 2011 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762

At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050
Charge-offs	(112)	(160)	—	—	—	—	—	(272)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	(33)	138	(18)	10	(17)	(1)	23	102

At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880

Allocation of allowance for loan losses by loan class

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2013 and 2012.

March 31, 2013	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,127	187	99	5	38	1	43	2,500

Total	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Loans:
Individually evaluated for impairment	$528	$—	$251	$—	$—	$—	$—	$779
Collectively evaluated for impairment	418,712	14,990	13,420	937	8,905	893	—	457,857

Total	$419,240	$14,990	$13,671	$937	$8,905	$893	$—	$458,636

March 31, 2012	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,733	193	105	4	42	1	12	2,090

Total	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Loans:
Individually evaluated for impairment	$909	$—	$256	$—	$—	$—	$—	$1,165
Collectively evaluated for impairment	397,265	14,084	14,588	1,380	9,989	1,352	—	438,658

Total	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$—	$439,823

Aggregate amount of classified loan balances

The aggregate amount of classified loan balances are as follows at March 31, 2013 and 2012:

March 31, 2013	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$403,754	$14,018	$13,183	$937	$8,683	$893	$441,468
Pass-watch	8,734	972	173	—	65	—	9,944
Special mention	1,191	—	64	—	9	—	1,264
Substandard	5,561	—	251	—	148	—	5,960
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$419,240	$14,990	$13,671	$937	$8,905	$893	$458,636

March 31, 2012	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$386,604	$13,516	$12,083	$1,380	$9,823	$1,352	$424,758
Pass-watch	5,605	568	2,505	—	—	—	8,678
Special mention	2,294	—	—	—	64	—	2,358
Substandard	3,671	—	256	—	102	—	4,029
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$439,823

Information with respect to nonaccrual loans

The following table provides information with respect to our nonaccrual loans at March 31, 2013 and 2012.

	March 31,
	2013	2012
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$5,496	$3,671
Commercial	251	—
Consumer and other loans:
Second mortgage	148	102

Total nonaccrual loans	$5,895	$3,773

Information about delinquencies in loan portfolio

The following table provides information about delinquencies in our loan portfolio at March 31, 2013 and 2012.

March 31, 2013	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$2,076	$300	$3,693	$6,069	$413,171	$419,240
Multi-family	—	—	—	—	14,990	14,990
Commercial	—	251	—	251	13,420	13,671
Construction	—	—	—	—	937	937
Consumer and other loans:
Second mortgage and equity lines of credit	9	4	39	52	8,853	8,905
Passbook or certificate and other loans	—	96	—	96	797	893

Total	$2,085	$651	$3,732	$6,468	$452,168	$458,636

March 31, 2012	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$3,982	$191	$3,124	$7,297	$390,877	$398,174
Multi-family	—	—	—	—	14,084	14,084
Commercial	—	—	—	—	14,844	14,844
Construction	—	—	—	—	1,380	1,380
Consumer and other loans:
Second mortgage and equity lines of credit	102	—	52	154	9,835	9,989
Passbook or certificate and other loans	6	—	—	6	1,346	1,352

Total	$4,090	$191	$3,176	$7,457	$432,366	$439,823

Impaired loans, none of which had a related allowance

Impaired loans, none of which had a related allowance at or for the periods ending March 31, 2013 and 2012, were as follows:

At or For The Year Ended March 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$528	$718	$—	$593	$19
Commercial	251	251	—	253	12

Total impaired loans	$779	$969	$—	$846	$31

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$909	$1,119	$—	$1,104	$50
Commercial	256	256	—	329	28

Total impaired loans	$1,165	$1,375	$—	$1,433	$78

Troubled debt restructurings by class

The following table presents troubled debt restructurings by class during the period indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	3	$586	$596
Year Ended March 31, 2011
One-to Four Family Real Estate	4	$937	$694

Troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring

The following table presents troubled debt restructurings which, during the periods indicated, defaulted within twelve months of restructuring.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	1	$212	$208
Year Ended March 31, 2011
One-to Four Family Real Estate	1	$40	$40

Schedule of loans to directors, officers and associates of such persons

The Company and the Bank have granted loans to MHC and certain officers and directors of the Company and Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2013	2012
	(In Thousands)
Balance, beginning	$1,690	$1,748
Loans originated	7	—
Newly associated persons	111	—
Collection of principal	(668)	(58)

Balance, ending	$1,140	$1,690